Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	MERIDIAN FUND INC
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY MERIDIAN CONTRARIAN FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The MERIDIAN CONTRARIAN FUND (formerly known as Meridian Value Fund) seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares or Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes stocks which the Investment Adviser believes are undervalued in relation to an issuer’s long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s or C or below by S&P, or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Value Securities Risk — The market value of a value security may take longer than anticipated to rise, may decline or may fail to meet the Investment Adviser’s assessment of its potential value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

			Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year-to-year. Performance information for the Class C shares of the Fund is not shown because such class had not commenced operations as of the date of this Prospectus. Prior to July 1, 2015, the Class A shares were known as Advisor Class shares. The performance of the Class C shares would have differed from the Class A shares only to the extent that the Class C shares have higher expenses than the Class A shares, which would have resulted in lower performance.

			On November 1, 2013, the Fund’s primary benchmark changed from the S&P 500® Index to the Russell 2500® Index. The S&P 500® Index now serves as the Fund’s secondary benchmark. The primary reason for this change is to compare the Fund to a primary benchmark that more closely aligns with the Fund’s current investment strategy. The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Index and the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year-to-year.

			The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Index and the S&P 500® Index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-446-6662
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.meridianfund.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s Class A shares highest quarterly return was 7.29% (for the quarter ended December 31, 2014); and the lowest quarterly return was –4.65% (for the quarter ended September 30, 2014). For the period January 1, 2014 through December 31, 2014, the total return of the Fund’s Class A shares was 5.68%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	On November 1, 2013, the Fund’s primary benchmark changed from the S&P 500® Index to the Russell 2500® Index. The S&P 500® Index now serves as the Fund’s secondary benchmark. The primary reason for this change is to compare the Fund to a primary benchmark that more closely aligns with the Fund’s current investment strategy.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
MERIDIAN CONTRARIAN FUND | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	[1]	rr_Component1OtherExpensesOverAssets	0.05%
Other		rr_Component2OtherExpensesOverAssets	2.58%
Other Expenses		rr_OtherExpensesOverAssets	2.63%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.88%
Fee Waivers and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(2.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	rr_NetExpensesOverAssets	1.60%
1 Year		rr_ExpenseExampleYear01	$ 728
3 Years		rr_ExpenseExampleYear03	1,493
5 Years		rr_ExpenseExampleYear05	2,275
10 Years		rr_ExpenseExampleYear10	4,308
1 Year		rr_ExpenseExampleNoRedemptionYear01	728
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,493
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,275
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,308
2014		rr_AnnualReturn2014	5.68%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return of the Fund’s
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.68%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.65%)
1 Year		rr_AverageAnnualReturnYear01	(0.39%)
Life of Class		rr_AverageAnnualReturnSinceInception	2.74%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	[1]	rr_Component1OtherExpensesOverAssets	0.05%
Other		rr_Component2OtherExpensesOverAssets	1.71%
Other Expenses		rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.76%
Fee Waivers and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(1.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	rr_NetExpensesOverAssets	2.20%
1 Year		rr_ExpenseExampleYear01	$ 323
3 Years		rr_ExpenseExampleYear03	1,006
5 Years		rr_ExpenseExampleYear05	1,808
10 Years		rr_ExpenseExampleYear10	3,902
1 Year		rr_ExpenseExampleNoRedemptionYear01	223
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,006
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,808
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,902
MERIDIAN CONTRARIAN FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.36%)
Life of Class		rr_AverageAnnualReturnSinceInception	(0.98%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.96%
Life of Class		rr_AverageAnnualReturnSinceInception	2.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.05%
Life of Class		rr_AverageAnnualReturnSinceInception	9.75%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.89%
Life of Class		rr_AverageAnnualReturnSinceInception	8.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013

[1]	The Fund may pay up to 0.05% for the provision of shareholder services for Class A and Class C shares. This limitation may not be amended or withdrawn until one year after the date of this prospectus.
[2]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[3]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees) does not exceed 1.60% for Class A and 2.20% for Class C. These expense limitations may not be amended or withdrawn until October 30, 2016.